Condensed Financial Information of the Parent Company - Schedule of Statements of Comprehensive Income (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Parent Company
Condensed Income Statements, Captions [Line Items]
Other comprehensive (loss) income, tax	$ 0	$ 0	$ 0